Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $
Voyage and vessel expenses	144,250	209,058
Interest	66,125	63,310
Payroll and benefits and other	100,452	83,528
Deferred revenue	52,391	38,690

	363,218	394,586